Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS MUNICIPAL BOND OPPORTUNITY FUND
Central Index Key	dei_EntityCentralIndexKey	0000797923
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2011
DREYFUS MUNICIPAL BOND OPPORTUNITY FUND (Prospectus Summary) | DREYFUS MUNICIPAL BOND OPPORTUNITY FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTEBX
DREYFUS MUNICIPAL BOND OPPORTUNITY FUND (Prospectus Summary) | DREYFUS MUNICIPAL BOND OPPORTUNITY FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMUBX
DREYFUS MUNICIPAL BOND OPPORTUNITY FUND (Prospectus Summary) | DREYFUS MUNICIPAL BOND OPPORTUNITY FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMBCX
DREYFUS MUNICIPAL BOND OPPORTUNITY FUND (Prospectus Summary) | DREYFUS MUNICIPAL BOND OPPORTUNITY FUND | Class Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMBZX